Bonds Payable - Maturities (Details) € in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 CAD ($)	Aug. 31, 2019 EUR (€)	Aug. 31, 2019 USD ($)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Bonds payable	$ 35,538	$ 36,107
Total debt	35,538	36,107
Bonds Payable.
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Bonds payable	35,538	36,107	€ 24,687	€ 24,580
Principal	36,145	36,565	€ 25,000	€ 25,000		€ 25,000	$ 36,511
Interest	3,901
Total debt					$ 40,466
2024
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal		0
Interest	1,463
Total debt					1,463
2025
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal		0
Interest	1,463
Total debt					1,463
2026
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Principal		$ 36,565
Interest	$ 975
Total debt					$ 37,540